Dividend Reinvestment Plan	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Dividend Reinvestment Plan
(16)
Dividend Reinvestment Plan

Under the terms of the Company’s dividend reinvestment plan (the “DRIP”) holders of common stock may elect to automatically reinvest cash dividends in additional shares of common stock. The Company may elect to sell original issue shares or to purchase shares in the open market for the account of participants in the DRIP. Original issue shares of 189,471 in 2023, 250,365 in 2022 and 186,583 in 2021 were sold to participants under the terms of the DRIP.